EVENTS AFTER THE REPORTING PERIOD (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Offering price per share | $ / shares	$ 2.75
Additional pool of common stock	10,000,000
Non Convertible note | $	$ 5,720
Redemption percentage	105.00%
Warrant term	five-year
Warrant exercise price | $ / shares	$ 0.41
Two tranches [member]
IfrsStatementLineItems [Line Items]
Non Convertible note | $	$ 5,000
Closing A tranche [member]
IfrsStatementLineItems [Line Items]
Non Convertible note | $	3,000
Closing B tranche [member]
IfrsStatementLineItems [Line Items]
Non Convertible note | $	$ 2,000
Acquisition of LZG international inc [member]
IfrsStatementLineItems [Line Items]
Shares issued	73,873,784
Series A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	817,138
Series C ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued	6,403,118
Exercise price of cash | $	$ 2,500
Series 2024 A Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares issued	23,571,429
Series 2024 C Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares issued	23,571,429
Offering price per share | $ / shares	$ 0.35
Offering [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of public offering | $	$ 8,250
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Offering shares issued	23,571,429
Shares issued	7,220,256
Warrant to purchase shares	8,945,000